Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities

This note provides an analysis of the Group’s income tax expense, shows what amounts are recognised directly in equity and how the tax expense is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Group’s tax position.

	Year Ended June 30,
	2022	2021	2020
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$(71,441,024)	$(18,076,077)	$(26,505,567)
Tax at the Australian tax rate of 25% (2021: 26%)	(17,860,256)	(4,699,780)	(7,289,031)
Tax effect of amounts which are not tax deductible (taxable) in calculating taxable income:
Share based payments	4,233,641	1,546,618	1,835,215
Income inclusion – Scientific Research and Experimental Development (“SRED”)	66,397	—
Unrealized foreign exchange gain	51,246	—
Borrowing costs	17,596	10,845	377,735
Other non-deductible amounts	976,484	56,291	—
Other non-assessable amounts	4,161	(39,005)	(24,234)
Difference in overseas tax rate	(739,293)	(139,141)	(90,888)
Adjustments for current tax of prior periods	—	—	(93,052)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	13,250,024	3,264,172	3,911,457
Income tax expense / (benefit)	$-	$-	$(383,655)
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	$113,552,217	$39,772,597	$15,128,752
Potential tax benefit	$28,388,054	$9,943,149	$4,122,864
(c) Tax expense (income) recognised directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly debited or credited to equity:
Deferred tax: Share issue costs	—	—	—

	At June 30,
	2022	2021
(d) Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	$28,388,054	$9,943,149
Exploration and evaluation assets	726,221	930,009
Business capital costs	2,309,219	1,543,399
Intangible assets & property, plant and equipment	2,737,888	—
Right of use asset	78,121	31,061
Unrealized exchange loss on borrowings	284,770	261,449
Accrued expenses	624,234	317,498
Other	440,239	402,368
Total deferred tax assets	35,588,746	13,428,933
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,992,320)	(1,357,943)
Deferred tax assets not recognized	(33,596,426)	(12,070,990)
Net deferred tax assets	$-	$-
(e) Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	$-	$164,713
Property, plant and equipment	1,524,592	1,193,230
Unrealized exchange loss on borrowings	467,728	—
Total deferred tax liabilities	1,992,320	1,357,943
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,992,320)	(1,357,943)
Net deferred tax liabilities	$-	$-